Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 101.4%
Security	Shares	Value
Aerospace & Defense — 1.4%
HEICO Corp.(1)	19,003	$ 3,250,273
Huntington Ingalls Industries, Inc.(1)	22,626	4,684,035
		$ 7,934,308
Automobile Components — 0.9%
Aptiv PLC(1)(2)	41,923	$ 4,703,341
		$ 4,703,341
Automobiles — 0.8%
Tesla, Inc.(1)(2)	22,337	$ 4,634,034
		$ 4,634,034
Banks — 5.4%
Bank of America Corp.(1)	329,231	$ 9,416,006
JPMorgan Chase & Co.(1)	94,028	12,252,789
M&T Bank Corp.(1)	24,596	2,940,944
Wells Fargo & Co.(1)	130,888	4,892,593
		$ 29,502,332
Beverages — 2.4%
PepsiCo, Inc.(1)	71,550	$ 13,043,565
		$ 13,043,565
Biotechnology — 1.8%
AbbVie, Inc.(1)	61,407	$ 9,786,434
		$ 9,786,434
Broadline Retail — 3.8%
Amazon.com, Inc.(1)(2)	203,265	$ 20,995,242
		$ 20,995,242
Capital Markets — 1.9%
Charles Schwab Corp. (The)(1)	75,201	$ 3,939,029
Intercontinental Exchange, Inc.(1)	63,746	6,648,070
		$ 10,587,099
Chemicals — 2.0%
FMC Corp.(1)	27,999	$ 3,419,518
Linde PLC(1)	21,852	7,767,075
		$ 11,186,593
Security	Shares	Value
Commercial Services & Supplies — 1.0%
Waste Management, Inc.(1)	32,275	$ 5,266,312
		$ 5,266,312
Communications Equipment — 1.7%
Cisco Systems, Inc.(1)	175,679	$ 9,183,620
		$ 9,183,620
Containers & Packaging — 0.6%
Packaging Corp. of America(1)	24,691	$ 3,427,852
		$ 3,427,852
Diversified Telecommunication Services — 0.6%
TELUS Corp.	165,464	$ 3,286,115
		$ 3,286,115
Electric Utilities — 1.8%
Constellation Energy Corp.(1)	61,891	$ 4,858,443
NextEra Energy, Inc.(1)	68,060	5,246,065
		$ 10,104,508
Electrical Equipment — 3.3%
AMETEK, Inc.(1)	58,974	$ 8,570,691
Eaton Corp. PLC(1)	56,428	9,668,374
		$ 18,239,065
Energy Equipment & Services — 0.7%
Halliburton Co.(1)	120,639	$ 3,817,018
		$ 3,817,018
Entertainment — 1.9%
Netflix, Inc.(1)(2)	22,436	$ 7,751,190
Walt Disney Co. (The)(1)(2)	28,971	2,900,866
		$ 10,652,056
Financial Services — 3.4%
Mastercard, Inc., Class A(1)	43,475	$ 15,799,250
Shift4 Payments, Inc., Class A(2)	38,659	2,930,352
		$ 18,729,602
Food Products — 3.2%
Hershey Co. (The)(1)	37,741	$ 9,601,688
Mondelez International, Inc., Class A(1)	114,592	7,989,354
		$ 17,591,042

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation — 1.4%
Uber Technologies, Inc.(1)(2)	247,923	$ 7,859,159
		$ 7,859,159
Health Care Equipment & Supplies — 3.3%
Boston Scientific Corp.(1)(2)	142,765	$ 7,142,533
Stryker Corp.(1)	15,344	4,380,252
Zimmer Biomet Holdings, Inc.(1)	52,837	6,826,540
		$ 18,349,325
Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.(1)	6,476	$ 3,060,493
		$ 3,060,493
Hotels, Restaurants & Leisure — 2.5%
Hilton Worldwide Holdings, Inc.(1)	38,363	$ 5,404,196
Starbucks Corp.(1)	79,228	8,250,011
		$ 13,654,207
Household Products — 1.8%
Procter & Gamble Co. (The)(1)	68,113	$ 10,127,722
		$ 10,127,722
Industrial REITs — 0.8%
EastGroup Properties, Inc.(1)	26,682	$ 4,411,068
		$ 4,411,068
Insurance — 2.0%
Arch Capital Group, Ltd.(1)(2)	85,968	$ 5,834,648
Reinsurance Group of America, Inc.(1)	37,024	4,915,306
		$ 10,749,954
Interactive Media & Services — 5.4%
Alphabet, Inc., Class C(1)(2)	142,251	$ 14,794,104
Meta Platforms, Inc., Class A(1)(2)	69,805	14,794,472
		$ 29,588,576
IT Services — 1.9%
Accenture PLC, Class A(1)	36,707	$ 10,491,228
		$ 10,491,228
Life Sciences Tools & Services — 2.8%
Danaher Corp.(1)	31,996	$ 8,064,272
Thermo Fisher Scientific, Inc.(1)	13,150	7,579,265
		$ 15,643,537
Security	Shares	Value
Machinery — 1.2%
Caterpillar, Inc.(1)	28,723	$ 6,572,971
		$ 6,572,971
Multi-Utilities — 0.7%
CMS Energy Corp.(1)	64,282	$ 3,945,629
		$ 3,945,629
Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.(1)	59,519	$ 9,711,120
ConocoPhillips(1)	57,389	5,693,563
EOG Resources, Inc.(1)	38,676	4,433,430
Pioneer Natural Resources Co.(1)	14,185	2,897,144
		$ 22,735,257
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.(1)	115,521	$ 8,006,760
Eli Lilly & Co.(1)	33,637	11,551,618
Novo Nordisk A/S ADR(1)	33,915	5,397,233
Sanofi	38,473	4,173,502
Zoetis, Inc.(1)	33,513	5,577,904
		$ 34,707,017
Residential REITs — 0.8%
Mid-America Apartment Communities, Inc.(1)	27,958	$ 4,222,776
		$ 4,222,776
Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.(1)	44,532	$ 8,782,601
NVIDIA Corp.(1)	41,464	11,517,455
Texas Instruments, Inc.(1)	32,664	6,075,831
		$ 26,375,887
Software — 11.1%
Intuit, Inc.(1)	12,031	$ 5,363,781
Microsoft Corp.(1)	159,479	45,977,796
Palo Alto Networks, Inc.(1)(2)	14,638	2,923,794
Salesforce, Inc.(1)(2)	35,203	7,032,855
		$ 61,298,226
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.(2)	4,357	$ 3,699,006
		$ 3,699,006

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.(1)	264,335	$ 43,588,842
		$ 43,588,842
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B(1)	76,215	$ 9,347,008
		$ 9,347,008
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.(1)(2)	39,085	$ 5,661,071
		$ 5,661,071
Total Common Stocks (identified cost $386,352,605)		$558,759,097

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	4,100,203	$ 4,100,203
Total Short-Term Investments (identified cost $4,100,203)		$ 4,100,203
Total Purchased Put Options — 0.1% (identified cost $3,760,990)		$ 602,005
Total Investments — 102.3% (identified cost $394,213,798)		$563,461,305
Total Written Call Options — (1.7)% (premiums received $4,184,587)		$ (9,165,235)
Other Assets, Less Liabilities — (0.6)%		$ (3,453,079)
Net Assets — 100.0%		$550,842,991
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

Purchased Put Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	107	$43,969,617	$3,880	4/3/23	$ 1,338
S&P 500 Index	108	44,380,548	3,800	4/5/23	2,700
S&P 500 Index	109	44,791,479	3,675	4/6/23	2,725
S&P 500 Index	109	44,791,479	3,600	4/10/23	3,815
S&P 500 Index	110	45,202,410	3,600	4/12/23	8,250
S&P 500 Index	109	44,791,479	3,720	4/14/23	23,707
S&P 500 Index	108	44,380,548	3,700	4/17/23	25,110

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Purchased Put Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	107	$43,969,617	$3,800	4/19/23	$ 60,990
S&P 500 Index	108	44,380,548	3,710	4/21/23	46,440
S&P 500 Index	107	43,969,617	3,790	4/24/23	81,320
S&P 500 Index	107	43,969,617	3,840	4/26/23	130,005
S&P 500 Index	107	43,969,617	3,900	4/28/23	215,605
Total					$602,005
Written Call Options (Exchange-Traded) — (1.7)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	107	$43,969,617	$4,200	4/3/23	$ (1,070)
S&P 500 Index	108	44,380,548	4,125	4/5/23	(193,320)
S&P 500 Index	109	44,791,479	4,040	4/6/23	(855,105)
S&P 500 Index	109	44,791,479	4,010	4/10/23	(1,201,180)
S&P 500 Index	110	45,202,410	4,000	4/12/23	(1,394,250)
S&P 500 Index	109	44,791,479	4,065	4/14/23	(899,250)
S&P 500 Index	108	44,380,548	4,050	4/17/23	(1,036,260)
S&P 500 Index	107	43,969,617	4,150	4/19/23	(438,700)
S&P 500 Index	108	44,380,548	4,060	4/21/23	(1,072,440)
S&P 500 Index	107	43,969,617	4,100	4/24/23	(805,175)
S&P 500 Index	107	43,969,617	4,100	4/26/23	(849,045)
S&P 500 Index	107	43,969,617	4,190	4/28/23	(419,440)
Total					$(9,165,235)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,100,203, which represents 0.8% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,728,958	$29,804,045	$(27,432,800)	$ —	$ —	$4,100,203	$27,761	4,100,203
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 49,187,818	$ —	$ —	$ 49,187,818
Consumer Discretionary	57,032,838	—	—	57,032,838
Consumer Staples	40,762,329	—	—	40,762,329
Energy	26,552,275	—	—	26,552,275
Financials	69,568,987	—	—	69,568,987
Health Care	77,373,304	4,173,502	—	81,546,806
Industrials	45,871,815	—	—	45,871,815
Information Technology	150,937,803	—	—	150,937,803
Materials	14,614,445	—	—	14,614,445
Real Estate	8,633,844	—	—	8,633,844
Utilities	14,050,137	—	—	14,050,137
Total Common Stocks	$554,585,595	$4,173,502*	$ —	$558,759,097
Short-Term Investments	$ 4,100,203	$ —	$ —	$ 4,100,203
Purchased Put Options	602,005	—	—	602,005
Total Investments	$559,287,803	$4,173,502	$ —	$563,461,305

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$ (9,165,235)	$ —	$ —	$ (9,165,235)
Total	$ (9,165,235)	$ —	$ —	$ (9,165,235)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.